CONTRACT LIABILITIES, OTHER PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
CONTRACT LIABILITIES, OTHER PAYABLE AND ACCRUALS

NOTE 13 — CONTRACT LIABILITIES, OTHER PAYABLE AND ACCRUALS

As of December 31, 2021 and 2022, contract liabilities, other payables and accruals consist of the followings:

		As of December 31,
		2021	2022	2022
	Notes	HK$’000	HK$’000	US$’000
Current:
Contract liabilities	(a)	45,264	37,410	4,796
Other payables and accruals
Other payables	(b)	32,597	35,975	4,612
Interest payables		22,024	12,344	1,583
Total		54,621	48,320	6,195

Note:

(a) Contract liabilities, details of contract liabilities as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Gross amount due to customers for construction work	44,002	36,269	4,650
Short-term advances received from customers:
Graphene products business	1,262	1,141	146
Total	45,264	37,410	4,796

(b) Other payables

Other payables are non-interest-bearing and have an average term of three months.